SEGMENT INFORMATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 segment charter floating_storage_regasification_unit	Dec. 31, 2020 carrier	Dec. 31, 2020 vessel	Dec. 31, 2019 floating_storage_regasification_unit carrier
Segment Reporting Information [Line Items]
Number of segments | segment	3
Number of charterers | charter	8
FSRUs
Segment Reporting Information [Line Items]
Number of vessels	6		6	6
Number of vessels in cold layup			1
LNG Carrier
Segment Reporting Information [Line Items]
Number of vessels		4	4	4
Number of vessels in cold layup			1